Earnings per Share	12 Months Ended
Dec. 31, 2024
Text block Explanatory [Abstract]
Earnings per Share
30.	Earnings per Share

(1)	Basic Earnings per Share
Basic earnings per share is calculated by dividing the profit from operations attributable to equity holders of the Group by the weighted average number of ordinary shares outstanding during the period, excluding ordinary shares purchased by the Group and held as treasury stock.
Basic earnings per share from operations for the years ended December 31, 2022, 2023 and 2024, is calculated as follows:

	2022		2023		2024
Profit attributable to ordinary shares of owners of the Controlling Company (in millions of Korean won)	￦	1,259,686	￦	993,325	￦	459,861
Weighted average number of ordinary shares outstanding (in number of shares)		242,235,332		249,470,072		245,910,192
Basic earnings per share (in Korean won)	￦	5,200	￦	3,982	￦	1,870
Diluted earnings per share from operations is calculated by adjusting the weighted average number of ordinary shares outstanding to assume conversion of all dilutive potential ordinary shares. The Group has dilutive potential ordinary shares from convertible bond and other share-based compensation.

(2)	Diluted Earnings per Share
Diluted earnings per share from operations is calculated by adjusting the weighted average number of ordinary shares outstanding assuming that all dilutive potential ordinary shares are converted into ordinary shares. The Group has dilutive potential ordinary shares from convertible bonds, convertible preferred stock and other share-based payments:

	2022		2023		2024
Profit attributable to ordinary shares of owners of the Controlling Company (in millions of Korean won)	￦	1,259,686	￦	993,325	￦	459,861
Adjustment to net income attributable to ordinary shares (in millions of Korean won)		(496)		(827)		(398)
Diluted profit attributable to ordinary shares (in millions of Korean won)		1,259,190		992,498		459,463
Number of dilutive potential ordinary shares outstanding (in number of shares)		91,931		119,263		94,393
Weighted average number of ordinary shares outstanding (in number of shares)		242,327,263		249,589,335		246,004,585
Diluted earnings per share (in Korean won)	￦	5,196	￦	3,977	￦	1,868
Diluted earnings per share is earnings per outstanding of ordinary shares and dilutive potential ordinary shares. Diluted earnings per share is calculated by dividing adjusted profit for the year by the sum of the number of ordinary shares and dilutive potential ordinary shares. Convertible bonds and convertible preferred stocks without dilutive effects are excluded from the calculation.